Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
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Movements of Goodwill

Goodwill

The movements in 2018 and 2017 were as follows:

£m
Cost:
1 January 2017	13,939.4
Additions[1]	301.0
Revision of earnout estimates	(60.7)
Exchange adjustments	(504.4)
31 December 2017	13,675.3
Additions[1]	154.4
Revision of earnout estimates	(68.3)
Exchange adjustments	368.1
31 December 2018	14,129.5

Accumulated impairment losses and write-downs:
1 January 2017	725.1
Impairment losses for the year	27.1
Exchange adjustments	(29.8)
31 December 2017	722.4
Impairment losses for the year	183.9
Exchange adjustments	20.4
31 December 2018	926.7

Net book value:
31 December 2018	13,202.8
31 December 2017	12,952.9
1 January 2017	13,214.3

Note

[1]

Additions represent goodwill arising on the acquisition of subsidiary undertakings including the effect of any revisions to fair value adjustments that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations. The effect of such revisions was not material in either year presented. Goodwill arising on the acquisition of associate undertakings is shown within interests in associates and joint ventures in note 14.

Cash-generating Units with Significant Goodwill

Cash-generating units with significant goodwill as at 31 December are:

	2018 £m	2017 £m
GroupM	2,942.9	2,906.7
Kantar	2,522.9	2,518.2
Wunderman	1,581.2	1,514.5
VMLY&R	930.4	1,091.8
Other	5,225.4	4,921.7
Total goodwill	13,202.8	12,952.9

Movements of Other Intangible Assets

Other intangible assets

The movements in 2018 and 2017 were as follows:

	Brands with an indefinite useful life £m	Acquired intangibles £m	Other £m	Total £m
Cost:
1 January 2017	1,141.3	2,535.5	404.1	4,080.9
Additions	–	–	37.3	37.3
Disposals	–	–	(15.8)	(15.8)
New acquisitions	–	79.0	0.8	79.8
Other movements[1]	–	6.4	7.2	13.6
Exchange adjustments	(60.0)	(73.1)	(22.1)	(155.2)
31 December 2017	1,081.3	2,547.8	411.5	4,040.6
Additions	–	–	60.4	60.4
Disposals	–	(0.9)	(37.3)	(38.2)
New acquisitions	–	40.3	–	40.3
Other movements[1]	–	2.9	(7.4)	(4.5)
Exchange adjustments	51.5	19.9	10.1	81.5
31 December 2018	1,132.8	2,610.0	437.3	4,180.1

Amortisation and impairment:
1 January 2017	–	1,563.0	300.6	1,863.6
Charge for the year	–	189.4	36.3	225.7
Disposals	–	–	(14.9)	(14.9)
Other movements	–	–	2.5	2.5
Exchange adjustments	–	(33.7)	(21.0)	(54.7)
31 December 2017	–	1,718.7	303.5	2,022.2
Charge for the year	–	275.8	38.7	314.5
Disposals	–	(0.7)	(27.3)	(28.0)
Other movements	–	–	(1.9)	(1.9)
Exchange adjustments	–	21.4	9.9	31.3
31 December 2018	–	2,015.2	322.9	2,338.1

Net book value:
31 December 2018	1,132.8	594.8	114.4	1,842.0
31 December 2017	1,081.3	829.1	108.0	2,018.4
1 January 2017	1,141.3	972.5	103.5	2,217.3

Note

[1]

Other movements in acquired intangibles include revisions to fair value adjustments arising on the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.